First Trust Water ETF Investment Objectives and Goals - First Trust Water ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Water ETF (FIW)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Water ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the ISE Clean Edge WaterTM Index (the “Index”).